SUBSEQUENT EVENTS (“unaudited”)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS unaudited [Text Block]
14 — SUBSEQUENT EVENTS (“unaudited”)

On March 26, 2013, the company issued 1,127,819 new shares to MBTH for exercising its conversion rights under the May 2011 Convertible Note to convert the principal balance of $15 million into new shares at $13.30 per each new share and 142,857 additional new shares for the discharge of all MBTH’s collateral over the Company’s assets.

The Company has also agreed to compensate MBTH for certain funding and other costs assumed by MBTH by the issue of common shares at the Modified Strike Price, for the difference between the interest rate of 8% that The Company currently pay to MBTH under the May 2011 Convertible Loan and the interest rate of 9.5% that MBTH pays to its investors for monies raised by MBTH to fund advances by MBTH to the Company under the May 2011 Convertible Loan. Once the Company has published the 2012 annual results (subject to the Company not being in a “close period”, as defined in the AIM Rules for Companies) 16,474 shares of common stock will be issued to MBTH in payment of the differential of the interest rates.

The company agreed to grant MBTH a warrant to subscribe for up to 42,857 common shares (the “42,857 Warrant”) at a subscription price of $0.35 per share. The 42,857 warrant is contingent upon shareholders of MBTH electing to exercise a warrant issued to them by MBTH (the “MBTH Warrant”) in xG Technology, Inc. common shares. If the MBTH shareholders elect not to exercise the MBTH Warrant or they elect to exercise a portion or all of the MBTH Warrant into shares of MBTH, a proportionate number of common shares under the 42,857 Warrant will be issued to MBTH. The MBTH Warrants were granted by MBTH, on the basis of one warrant for every $350 invested in MBTH, to investors in MBTH of funds for MBTH to lend on to the Company under the May 2011 Convertible Loan.

On March 26, 2013, the Board approved a resolution to amend the Corporation’s Certificate of Incorporation, declaring said resolution to be advisable, and calling for the submission of the following resolution a proposal to authorize the Board to increase common stock from 250,000,000 shares of common stock to 300,000,000 shares common stock per share.